THE WEITZ FUNDS

ONE PACIFIC PLACE, SUITE 600

1125 SOUTH 103RD STREET

OMAHA, NEBRASKA 68124

July 31, 2007

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

450 Fifth Street, NW

Washington DC 20549

RE:	THE WEITZ FUNDS
33 ACT REG NO. 333-107797
40 ACT REG NO. 811-21410

Ladies and Gentlemen:

On behalf of The Weitz Funds and in conjunction with the filing requirements of Rule 497(j), I hereby certify that there have been no material changes in the Prospectus and Statement of Additional Information used after August 1, 2007, the effective date of Post-Effective Amendment No. 12 of The Weitz Funds from the Prospectus and Statement of Additional Information included in such filing.  The text of Post-Effective Amendment No. 12 was filed electronically

Very truly yours,

/s/ Mary K. Beerling
Mary K. Beerling
Vice President/General Counsel